UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES EC FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 21.6%
Argentina - 1.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	64.608%	6/21/20	19,550,000	ARS	$535,175	(a)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	183,730,000	ARS	3,867,036
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,190,000		1,127,228
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	14,490,000		12,870,742
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,210,000		1,881,837
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	790,000		593,298
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,130,000		865,450
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		2,234,480	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		1,761,300	(b)

Total Argentina					25,736,546

Brazil - 5.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	43,155,000	BRL	11,576,505
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	209,178,000	BRL	55,815,343
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	12,258,000	BRL	3,209,962
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	7,060,000		6,687,656
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		2,939,147
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		7,610,175

Total Brazil					87,838,788

China - 1.2%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNY	19,699,507	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 0.0%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		$506,755

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	4,670,000		3,948,252	(b)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,130,375	(b)

Indonesia - 0.1%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		986,971	(c)

Kenya - 0.4%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,013,857	(c)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	2,910,000		2,616,672	(b)

Total Kenya					6,630,529

Mexico - 8.9%
Mexican Bonos, Bonds	8.000%	6/11/20	10,431,100	MXN	509,149
Mexican Bonos, Bonds	6.500%	6/9/22	203,825,000	MXN	9,325,053
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	18,142,564
Mexican Bonos, Bonds	8.000%	11/7/47	2,513,680,000	MXN	103,584,426
Mexican Bonos, Senior Notes	7.750%	11/13/42	327,861,500	MXN	13,270,548
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		3,141,190
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		2,982,850

Total Mexico					150,955,780

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		4,362,169	(b)

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		628,575
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		2,862,745

Total Peru					3,491,320

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 3.5%
Russian Federal Bond - OFZ, Bonds	7.000%	1/25/23	746,890,000	RUB	$10,706,724
Russian Federal Bond - OFZ, Bonds	7.000%	8/16/23	992,840,000	RUB	14,147,007
Russian Federal Bond - OFZ, Bonds	7.750%	9/16/26	659,350,000	RUB	9,452,422
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	613,510,000	RUB	8,973,179
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	1,249,561,000	RUB	16,921,573

Total Russia					60,200,905

TOTAL SOVEREIGN BONDS (Cost - $453,202,887)					365,487,897

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 19.5%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.495%	6/25/47	6,204,521		5,239,286	(a)
BAMLL Re-remic Trust, 2016-GG10 AJA	5.973%	8/10/45	20,505,513		15,079,365	(a)(b)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.731%	4/10/49	4,588,239		2,819,900	(a)
Banc of America Funding Corp., 2015-R3 1A2	2.790%	3/27/36	29,197,971		23,018,775	(a)(b)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.532%	5/26/37	10,255,739		9,017,482	(a)(b)
Banc of America Funding Trust, 2015-R2 9A2	2.868%	3/27/36	17,341,976		14,951,624	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	2.441%	11/26/36	14,174,303		13,643,776	(a)(b)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	2.506%	1/26/36	26,650,000		23,899,288	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	60,714		44,622	(a)
Commercial Mortgage Pass-Through Trust, 2013-CR7 XA, IO	1.384%	3/10/46	10,395,134		413,960	(a)
Commercial Mortgage Pass-Through Trust, 2014-CR20, B	4.239%	11/10/47	720,000		718,828	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.698%	6/15/38	28,116		15,728	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,787,474		1,217,042
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,660,135		1,611,958	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	2.481%	6/27/46	1,522,542	$1,517,293	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	3.941%	1/27/36	4,256,839	3,849,595	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	530,000	478,633	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	935,826	(b)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. LIBOR + 5.620%)	7.927%	7/15/32	16,100,000	16,069,458	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2 IO	7.320%	4/15/36	4,249,524	1,015,210	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.514%	8/25/19	35,525,426	37,888	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.444%	11/25/19	26,273,368	231,663	(a)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.915%	12/25/42	2,610,000	2,716,324	(a)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	6.056%	4/25/43	27,900,000	28,465,767	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.056%	4/25/43	18,007,388	21,156,384	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	7.315%	7/25/25	680,768	751,455	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.565%	1/25/29	14,280,000	16,047,664	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	7.165%	10/25/29	16,410,000	$18,255,685	(a)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,970,000	1,300,724	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	411,658	381,780	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.662%	5/16/55	12,883,687	567,208	(a)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	2.891%	11/26/37	15,882,574	13,759,407	(a)(b)
Impac Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.585%	11/25/36	21,248,877	15,295,228	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.593%	11/15/47	3,940,000	3,881,126	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	4,830,000	3,228,591
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	6,310,000	6,315,795
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,507,403	2,068,323	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.012%	2/12/49	2,758,057	2,056,601	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.403%	2/15/51	36,641	34,130	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	16,170,000	3,482,396	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	2,330,325	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. LIBOR + 7.218%)	9.524%	9/15/20	3,173,314	$3,169,833	(a)(b)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. LIBOR + 7.150%)	9.457%	9/15/28	5,545,947	5,583,134	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,937,039	1,435,479	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	846,513	627,324	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,077,650	836,599	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	398,083	306,147
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	264,904	266,335
Morgan Stanley Resecuritization Trust, 2015-R6 1B (1 mo. USD LIBOR + 0.260%)	2.801%	7/26/45	6,775,297	4,133,514	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,632,635	1,323,486	(b)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	3.781%	12/26/37	20,535,232	18,694,660	(a)(b)
Residential Accredit Loans Inc., 2005-QS6 A4 (-3.285 x 1 mo. USD LIBOR + 23.000%)	15.394%	5/25/35	1,727,562	2,007,800	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.865%	5/25/37	9,501,186	7,570,501	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	4.785%	7/25/36	19,222,249	3,594,222	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	988,025
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,270,320
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,546,207	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $320,904,083)				331,275,699

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 17.2%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	$2,865,200	(b)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	384,752	(b)

Total Diversified Telecommunication Services				3,249,952

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	2,909,012

Media - 1.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,260,000	6,996,825	(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,310,000	2,269,575	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	385,000	387,166
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	6,110,000	5,804,500	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	4,530,000	4,229,888	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	641,281
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	99,450
DISH DBS Corp., Senior Notes	6.750%	6/1/21	320,000	326,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,660,000	3,978,475
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,110,000	985,125
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	880,000	830,764	(b)

Total Media				26,549,049

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,707,567
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	208,476	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	290,000	315,738

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	$1,554,375	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,387,000	2,494,415
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	590,632
Sprint Corp., Senior Notes	7.625%	2/15/25	3,363,000	3,468,094

Total Wireless Telecommunication Services				10,339,297

TOTAL COMMUNICATION SERVICES				43,047,310

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	200,000	161,750	(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	5,558,000	5,378,801	(b)

Total Auto Components				5,540,551

Automobiles - 0.2%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,814,000

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,495,012

Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	420,000	395,934	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	600,000	596,580
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,100,000	1,078,000	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	230,000	222,525
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,518,225
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,469,000	1,476,345	(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,292,200	(b)

Total Hotels, Restaurants & Leisure				9,579,809

Household Durables - 0.4%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,449,600
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	152,400

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - (continued)
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	$582,518
Lennar Corp., Senior Notes	5.000%	6/15/27	500,000	466,875
Lennar Corp., Senior Notes	4.750%	11/29/27	3,000,000	2,771,250
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,788,117

Total Household Durables				7,210,760

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	435,375	(b)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,738,800	(b)

Total Textiles, Apparel & Luxury Goods				2,174,175

TOTAL CONSUMER DISCRETIONARY				28,814,307

CONSUMER STAPLES - 0.9%
Beverages - 0.5%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,164,323
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	301,812
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,595,089
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	1,915,650	(b)

Total Beverages				7,976,874

Food Products - 0.4%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	4,667,384	(b)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,800,000	1,743,750	(b)

Total Food Products				6,411,134

TOTAL CONSUMER STAPLES				14,388,008

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	1,790,000	1,738,538
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	227,125
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	300,000	286,500
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,650,000	1,554,585

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,700,000	$1,685,125
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	31,311
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	1,400,000	784,000	(b)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	600,000	303,000	(b)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	478,234	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,740,135	(b)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	10,000	10,189	(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	356,419
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,801,939
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,721,669
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	984,000	975,390
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	57,230,000	52,537,140
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,590,188
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	879,500
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	248,266
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	453,113
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	555,100
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,220,000	2,099,287
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,310,000	1,188,825
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,370,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,320,000	1,255,650

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,200,000	$1,200,000	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	350,000	337,750
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	750,000	740,700
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	1,750,000	1,693,125
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	230,452
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	179,643
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	5,719,854
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	60,450
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	351,200

TOTAL ENERGY				87,384,612

FINANCIALS - 1.5%
Banks - 0.3%
CIT Group Inc., Senior Notes	5.375%	5/15/20	130,000	133,933
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,667,648
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	713,550
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	1,909,791

Total Banks				5,424,922

Consumer Finance - 0.4%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,457,722
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,518,100
Navient Corp., Senior Notes	4.875%	6/17/19	2,000,000	2,006,250
Navient Corp., Senior Notes	8.000%	3/25/20	170,000	175,950

Total Consumer Finance				7,158,022

Diversified Financial Services - 0.7%
AerCap Ireland Capital
DAC/AerCap Global Aviation
Trust, Senior Notes	4.625%	7/1/22	2,780,000	2,804,445
DAE Funding LLC, Senior Notes	4.500%	8/1/22	20,000	19,200	(b)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,090,000	2,058,650	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,850,000	1,869,851

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	710,000	$712,663	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,050,000	4,084,952	(b)

Total Diversified Financial Services				11,549,761

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,905,000	(b)

TOTAL FINANCIALS				26,037,705

HEALTH CARE - 3.1%
Health Care Providers & Services - 1.7%
Centene Corp., Senior Notes	5.625%	2/15/21	1,280,000	1,300,096
Centene Corp., Senior Notes	4.750%	5/15/22	2,460,000	2,478,450
Centene Corp., Senior Notes	6.125%	2/15/24	2,630,000	2,741,512
Centene Corp., Senior Notes	4.750%	1/15/25	1,280,000	1,275,200
Centene Corp., Senior Notes	5.375%	6/1/26	1,540,000	1,553,475	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	200,000	188,250
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,283,224	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,145,294	(b)
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	422,175
HCA Inc., Senior Notes	5.875%	5/1/23	330,000	342,375
HCA Inc., Senior Notes	5.375%	9/1/26	1,640,000	1,627,700
HCA Inc., Senior Notes	5.625%	9/1/28	1,310,000	1,291,988
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	9,925
HCA Inc., Senior Secured Notes	5.875%	3/15/22	1,750,000	1,823,062
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	894,450
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	678,375
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	90,900
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	86,625
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	2,644,100
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	2,000,000	2,077,500	(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	760,000	793,250

Total Health Care Providers & Services				28,747,926

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.4%
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	720,000	$721,800	(b)
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	700,000	679,000	(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,370,000	1,289,444	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,130,000	1,196,388	(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	2,330,000	2,443,588	(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	17,337,000	16,566,717
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	220,000	210,225
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	410,000	380,862
Valeant Pharmaceuticals International, Senior Notes	9.250%	4/1/26	460,000	490,907	(b)
Valeant Pharmaceuticals International, Senior Notes	8.500%	1/31/27	430,000	446,125	(b)

Total Pharmaceuticals				24,425,056

TOTAL HEALTH CARE				53,172,982

INDUSTRIALS - 0.6%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, 2007-1 B	8.021%	8/10/22	44,823	49,142

Commercial Services & Supplies - 0.3%
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	129,675
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	1,805,000	1,761,003
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,060,000	3,671,763

Total Commercial Services & Supplies				5,562,441

Machinery - 0.2%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,240,000	1,198,150	(b)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	2,060,000	1,864,300	(b)

Total Machinery				3,062,450

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,280,000	$1,166,400	(b)

TOTAL INDUSTRIALS				9,840,433

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.3%
First Data Corp., Senior Notes	7.000%	12/1/23	210,000	217,350	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	4,450,000	4,405,277	(b)

Total IT Services				4,622,627

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,138,035	(b)

TOTAL INFORMATION TECHNOLOGY				7,760,662

MATERIALS - 1.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,108,361	(b)

Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	849,713	(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,490,000	1,452,750	(b)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	303,025
Berry Global Inc., Secured Notes	4.500%	2/15/26	640,000	603,200	(b)
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	952,800
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,000,000	1,025,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,260,975	(b)

Total Containers & Packaging				6,447,463

Metals & Mining - 0.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	5,065,000	5,254,937	(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	350,000	342,125	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,070,000	3,347,575

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	$457,947
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,539,000

Total Metals & Mining				10,941,584

TOTAL MATERIALS				18,497,408

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	250,000	212,188
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	630,000	638,568
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,465,000	1,300,187

TOTAL REAL ESTATE				2,150,943

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp., Senior Notes	5.500%	4/15/25	28,000	28,350

TOTAL CORPORATE BONDS & NOTES (Cost - $296,620,483)				291,122,720

SENIOR LOANS - 12.6%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.7%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. LIBOR + 2.250%)	4.556%	2/22/24	5,889,000	5,826,429	(a)(e)(f)
Unitymedia Finance LLC, First Lien Term Loan D (1 mo. LIBOR + 2.250%)	4.557%	1/15/26	2,020,000	2,003,767	(a)(e)(f)
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.557%	9/30/25	2,110,000	2,094,011	(a)(e)(f)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.807%	1/15/26	1,744,101	1,725,162	(a)(e)(f)

Total Diversified Telecommunication Services				11,649,369

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.5%
CBS Radio Inc., Term Loan B1 (1 mo. LIBOR + 2.750%)	5.065%	11/18/24	6,330,740	$6,267,433	(a)(e)(f)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.350%	4/30/25	3,274,231	3,245,172	(a)(e)(f)
Numericable U.S. LLC, Term Loan B12 (1 mo. LIBOR + 3.688%)	5.994%	1/31/26	3,334,757	3,147,177	(a)(e)(f)
Univision Communications Inc., 2017 Term Loan (1 mo. LIBOR + 2.750%)	5.095%	3/15/24	7,425,814	6,940,486	(a)(e)(f)
UPC Financing Partnership, Term Loan AR (1 mo. LIBOR + 2.500%)	4.807%	1/15/26	3,658,228	3,619,359	(a)(e)(f)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.807%	4/25/25	2,248,000	2,198,825	(a)(e)(f)

Total Media				25,418,452

Wireless Telecommunication Services - 0.2%
Sprint Communications Inc., Term Loan (1 mo. LIBOR + 2.500%)	4.875%	2/2/24	2,847,601	2,813,193	(a)(e)(f)

TOTAL COMMUNICATION SERVICES				39,881,014

CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
American Axle &
Manufacturing Inc., Term Loan B	4.570-4.740%	4/6/24	3,734,270	3,605,437	(a)(e)(f)

Commercial Services & Supplies - 0.1%
Atlantic Aviation FBO Inc., Term Loan B	—	12/6/25	1,430,000	1,415,700	(g)

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2016-2 First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	5.095%	5/2/22	2,627,783	2,604,319	(a)(e)(f)

Hotels, Restaurants & Leisure - 2.1%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.595%	2/16/24	3,163,362	3,098,776	(a)(e)(f)
Aramark Services Inc., Term Loan B3 (1 mo. LIBOR + 1.750%)	4.095%	3/11/25	4,970,738	4,944,333	(a)(e)(f)
Boyd Gaming Corp., Term Loan B (1 week LIBOR + 2.250%)	4.485%	9/15/23	2,609,334	2,566,661	(a)(e)(f)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	5.095%	12/23/24	4,968,233	4,889,983	(a)(e)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Term Loan (1 mo. LIBOR + 2.000%)	4.345%	11/30/23	3,453,960	$3,428,919	(a)(e)(f)
Golden Nugget Inc., Term Loan B	5.095-6.750%	10/4/23	2,749,101	2,716,455	(a)(e)(f)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	4.065%	10/25/23	4,590,017	4,553,040	(a)(e)(f)
Scientific Games International Inc., Term Loan B5	5.095-5.245%	8/14/24	5,137,038	5,021,455	(a)(e)(f)
Station Casinos LLC, Term Loan B (1 mo. LIBOR + 2.500%)	4.850%	6/8/23	2,676,371	2,652,581	(a)(e)(f)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	4.095%	5/30/25	1,780,000	1,764,703	(a)(e)(f)

Total Hotels, Restaurants & Leisure				35,636,906

Specialty Retail - 0.8%
Academy Ltd., Term Loan (1 mo. LIBOR + 4.000%)	6.299-6.314%	7/1/22	2,911,768	2,141,970	(a)(e)(f)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	5.064-5.095%	11/8/23	1,401,272	1,307,562	(a)(e)(f)
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.801-4.845%	1/30/23	2,310,654	2,276,282	(a)(e)(f)
Party City Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 2.750%)	5.100%	8/19/22	3,182,061	3,157,534	(a)(e)(f)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.320%	3/11/22	5,947,388	4,990,495	(a)(e)(f)

Total Specialty Retail				13,873,843

TOTAL CONSUMER DISCRETIONARY				57,136,205

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
Albertson’s LLC, 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.691%	6/22/23	2,015,701	1,982,946	(a)(e)(f)
Albertson’s LLC, 2018 Term Loan B7 (3 mo. LIBOR + 3.000%)	5.445%	11/17/25	1,935,190	1,894,874	(a)(e)(f)

Total Food & Staples Retailing				3,877,820

Food Products - 0.2%
Post Holdings Inc., Term Loan A (1 mo. LIBOR + 2.000%)	4.320%	5/24/24	3,785,193	3,773,364	(a)(e)(f)

TOTAL CONSUMER STAPLES				7,651,184

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.0%
Capital Markets - 0.0%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	4.386%	3/27/23	740,024	$735,333	(a)(e)(f)

HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.4%
Envision Healthcare Corp., Term Loan (1 mo. LIBOR + 3.750%)	6.095%	10/10/25	8,030,000	7,726,868	(a)(e)(f)

Health Care Providers & Services - 1.0%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.568%	4/28/22	1,816,523	1,746,473	(a)(e)(f)
HCA Inc., Term Loan B10 (1 mo. LIBOR + 2.000%)	4.345%	3/13/25	1,853,807	1,851,634	(a)(e)(f)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.845%	8/18/22	3,988,484	3,933,642	(a)(e)(f)
LifePoint Health Inc., First Lien Term Loan B	—	11/16/25	4,000,000	3,935,000	(g)
MPH Acquisition Holdings LLC, Term Loan (3 mo. LIBOR + 2.750%)	5.136%	6/7/23	5,098,781	5,013,137	(a)(e)(f)

Total Health Care Providers & Services				16,479,886

Health Care Technology - 0.2%
Change Healthcare Holdings LLC, Term Loan (1 mo. LIBOR + 2.750%)	5.095%	3/1/24	3,450,995	3,413,403	(a)(e)(f)

Life Sciences Tools & Services - 0.1%
Parexel International Corp., Term Loan (1 mo. LIBOR + 2.750%)	5.095%	9/27/24	1,648,226	1,605,372	(a)(e)(f)

Pharmaceuticals - 0.3%
Bausch Health Cos. Inc., Term Loan (1 mo. LIBOR + 3.000%)	5.314%	6/2/25	3,706,314	3,673,883	(a)(e)(f)
Catalent Pharma Solutions Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.595%	5/20/24	1,812,888	1,804,107	(a)(e)(f)

Total Pharmaceuticals				5,477,990

TOTAL HEALTH CARE				34,703,519

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.5%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.301%	1/15/25	3,613,125	$3,582,450	(a)(e)(f)
XPO Logistics Inc., Term Loan (3 mo. LIBOR + 2.000%)	4.509%	2/24/25	3,285,835	3,261,191	(a)(e)(f)

Total Air Freight & Logistics				6,843,641

Building Products - 0.2%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 2.750%)	5.095%	11/15/23	3,439,535	3,378,115	(a)(e)(f)

Commercial Services & Supplies - 0.1%
ServiceMaster Co. LLC, Term Loan C (1 mo. LIBOR + 2.500%)	4.845%	11/8/23	1,625,118	1,623,079	(a)(e)(f)

Professional Services - 0.2%
Trans Union LLC, 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.345%	4/9/23	3,235,575	3,203,219	(a)(e)(f)

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.568%	1/2/25	5,677,194	5,535,264	(a)(e)(f)
BrightView Landscapes LLC, Term Loan (1 mo. LIBOR + 2.500%)	4.813-4.875%	8/15/25	3,192,000	3,168,060	(a)(e)(f)(h)

Total Trading Companies & Distributors				8,703,324

Transportation Infrastructure - 0.1%
Flying Fortress Holdings LLC, Term Loan (3 mo. LIBOR + 1.750%)	4.136%	10/30/22	1,200,000	1,198,250	(a)(e)(f)

TOTAL INDUSTRIALS				24,949,628

INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.1%
Ancestry.com Operations Inc., Term Loan B (1 mo. LIBOR + 3.250%)	5.600%	10/19/23	1,144,000	1,141,318	(a)(e)(f)

IT Services - 0.3%
First Data Corp., 2022 Term Loan D (1 mo. LIBOR + 2.000%)	4.315%	7/8/22	679,654	669,575	(a)(e)(f)
First Data Corp., 2024 Term Loan A (1 mo. LIBOR + 2.000%)	4.315%	4/26/24	4,484,410	4,417,906	(a)(e)(f)

Total IT Services				5,087,481

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp., 2018 Term Loan B3 (1 mo. LIBOR + 1.750%)	4.095%	3/31/23	2,650,184	$2,631,489	(a)(e)(f)

Software - 0.2%
Dell International LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.350%	9/7/23	3,486,140	3,449,282	(a)(e)(f)

Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp., Term Loan B4 (1 mo. LIBOR + 1.750%)	4.056%	4/29/23	5,685,467	5,539,777	(a)(e)(f)

TOTAL INFORMATION TECHNOLOGY				17,849,347

MATERIALS - 0.8%
Construction Materials - 0.3%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.345%	10/31/23	5,385,571	5,251,411	(a)(e)(f)

Containers & Packaging - 0.5%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.318%	10/1/22	4,261,998	4,232,253	(a)(e)(f)
Reynolds Group Holdings Inc., Term Loan (1 mo. LIBOR + 2.750%)	5.095%	2/5/23	4,877,224	4,840,211	(a)(e)(f)

Total Containers & Packaging				9,072,464

TOTAL MATERIALS				14,323,875

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.4%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.345%	3/21/25	4,508,641	4,436,782	(a)(e)(f)
VICI Properties 1 LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.306%	12/20/24	1,600,000	1,577,501	(a)(e)(f)

Total Equity Real Estate Investment Trusts (REITs)				6,014,283

Real Estate Management & Development - 0.6%
CityCenter Holdings LLC, Term Loan (1 mo. LIBOR + 2.250%)	4.595%	4/18/24	6,416,046	6,311,785	(a)(e)(f)
Realogy Group LLC, 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.557%	2/7/25	4,049,438	3,975,200	(a)(e)(f)

Total Real Estate Management & Development				10,286,985

TOTAL REAL ESTATE				16,301,268

TOTAL SENIOR LOANS (Cost - $218,658,224)				213,531,373

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 6.1%
Ameriquest Mortgage Securities Inc., 2004-R7 M3 (1 mo. USD LIBOR + 1.020%)	3.335%	8/25/34	1,942,083	$1,940,026	(a)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.715%	7/25/36	29,550,000	27,491,813	(a)(b)
CIT Mortgage Loan Trust, 2007-1, 1M1 (1 mo. USD LIBOR + 1.500%)	3.815%	10/25/37	8,350,000	8,318,600	(a)(b)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	2.465%	8/25/36	17,941,927	8,991,003	(a)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	3.215%	1/25/35	4,725,750	4,494,648	(a)(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	2.555%	5/25/37	25,250,000	20,676,445	(a)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.776%	4/15/29	2,000,000	2,003,154	(a)(b)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.242%	1/22/35	19,467,362	19,855,360	(a)(b)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.665%	8/25/36	8,810,000	8,695,998	(a)
Residential Asset Securities Corp., 2004-KS9 AI5	5.830%	10/25/34	1,230,988	1,202,965

TOTAL ASSET-BACKED SECURITIES (Cost - $101,290,159)				103,670,012

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.1%
U.S. Government Obligations - 5.1%
U.S. Treasury Bonds	3.750%	11/15/43	31,910,000	34,306,989
U.S. Treasury Bonds	3.000%	5/15/47	50,000,000	47,109,375
U.S. Treasury Notes	2.625%	7/31/20	3,550,000	3,538,837
U.S. Treasury Notes	1.875%	4/30/22	30,000	29,061
U.S. Treasury Notes	2.250%	11/15/25	760,000	727,433

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $89,343,901)				85,711,695

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Currency Futures, Call @ $73.00		1/4/19	101	10,100,000	$87,870
Euro Currency Futures, Call @ $1.15		1/4/19	101	12,625,000	78,275
Euro Currency Futures, Call @ $1.16		12/7/18	50	6,250,000	1,250
Euro-Bund Futures, Call @ 168.50EUR		1/25/19	500	50,000,000	22,642
Euro-Bund Futures, Call @ 169.00EUR		1/25/19	1,200	120,000,000	40,756
Euro-Bund Futures, Call @ 171.00EUR		1/25/19	4,000	400,000,000	90,568
Euro-Bund Futures, Call @ 172.00EUR		2/22/19	16	1,600,000	543
Euro-Bund Futures, Put @ 161.00EUR		12/21/18	19	1,900,000	3,657
Japanese Yen Currency Futures, Call @ $89.00		12/7/18	50	62,500	5,625
Japanese Yen Currency Futures, Call @ $89.00		3/8/19	50	62,500	74,375
U.S. Treasury 2-Year Notes Futures, Put @ $104.50		2/22/19	2,649	5,298,000	41,393
U.S. Treasury 2-Year Notes Futures, Put @ $104.63		2/22/19	2,650	5,300,000	82,813
U.S. Treasury 5-Year Notes Futures, Put @ $106.50		2/22/19	9,421	9,421,000	147,203
U.S. Treasury 10-Year Notes Futures, Put @ $112.50		2/22/19	9,725	9,725,000	151,953

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					828,923

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.2%
U.S. Dollar/Canadian Dollar, Put @ 1.29CAD	Goldman Sachs Group Inc.	1/11/19	69,683,000	69,683,000	90,977
U.S. Dollar/Euro, Call @ $1.14	Citibank N.A.	11/4/19	204,623,990	204,623,990	4,107,370

TOTAL OTC PURCHASED OPTIONS					4,198,347

TOTAL PURCHASED OPTIONS (Cost - $5,764,498)					5,027,270

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE		SHARES		VALUE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.401%		32,991		$841,271	(a)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK)	8.000%		1,228,530		12,285	(h)(i)(j)

TOTAL PREFERRED STOCKS (Cost - $912,237)					853,556

COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $20,926)			2,559		5,143	*(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,486,717,398)					1,396,685,365

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 11.8%
U.S. GOVERNMENT AGENCIES - 10.2%
Federal Home Loan Bank (FHLB), Discount Notes	2.049%	12/26/18	73,000,000		72,894,588	(k)
Federal Home Loan Bank (FHLB), Discount Notes	2.231%	1/9/19	30,000,000		29,927,550	(k)
Federal Home Loan Bank (FHLB), Discount Notes	2.296%	1/30/19	20,000,000		19,924,280	(k)
Federal Home Loan Bank (FHLB), Discount Notes	2.366%	2/27/19	50,000,000		49,715,700	(k)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $172,447,683)					172,462,118

SOVEREIGN BONDS - 1.2%
Argentina - 0.0%
Argentina Treasury Bill	(15.828)%	3/29/19	40,460,000	ARS	1,134,276	(k)

Japan - 1.2%
Japan Treasury Discount Bill	(0.248)%	2/12/19	2,250,000,000	JPY	19,831,139	(k)

TOTAL SOVEREIGN BONDS (Cost - $20,852,224)					20,965,415

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.4%
BNY Mellon Cash Reserve Fund (Cost - $6,418,703)	0.700%	6,418,703	$6,418,703

TOTAL SHORT-TERM INVESTMENTS (Cost - $199,718,610)			199,846,236

TOTAL INVESTMENTS - 94.2% (Cost - $1,686,436,008)			1,596,531,601
Other Assets in Excess of Liabilities - 5.8%			98,438,310

TOTAL NET ASSETS - 100.0%			$1,694,969,911

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	All or a portion of this loan is unfunded as of November 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(k)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Mexican Peso, Put (Premiums received - $532,067)	Citibank N.A.	1/30/19	19.50	MXN	42,702,000	$42,702,000	$198,108

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this schedule:

MXN	— Mexican Peso

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

At November 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian Dollar	390	12/18	$28,381,122	$28,489,500	$108,378
British Pound	264	12/18	21,353,681	21,039,150	(314,531)
Canadian Dollar	388	12/18	29,627,249	29,202,820	(424,429)
Euro	75	12/18	10,691,050	10,614,375	(76,675)
Euro-Bobl	254	12/18	37,807,934	37,948,422	140,488
Euro-BTP	1,350	3/19	182,345,140	187,282,171	4,937,031
Japanese Yen	314	12/18	35,225,349	34,585,138	(640,211)
Mexican Peso	554	12/18	14,164,007	13,545,300	(618,707)
U.S. Treasury 2-Year Notes	3,361	3/19	708,715,452	709,118,501	403,049
U.S. Treasury 5-Year Notes	9,421	3/19	1,062,896,417	1,064,205,016	1,308,599
U.S. Treasury 10-Year Notes	9,647	3/19	1,148,271,120	1,152,364,345	4,093,225
U.S. Treasury Ultra Long-Term Bonds	1,912	3/19	290,959,924	291,400,750	440,826

					9,357,043

Contracts to Sell:
3-Month Euribor	1,069	12/18	303,446,179	303,506,769	(60,590)
90-Day EuroDollar	4	12/18	973,293	972,025	1,268
Euro-Bund	48	12/18	8,743,415	8,778,213	(34,798)
Euro-Bund	5,655	3/19	1,032,345,444	1,039,816,982	(7,471,538)
Euro-Buxl	310	12/18	61,589,102	62,679,849	(1,090,747)
Japanese 10-Year Bonds	98	12/18	129,687,544	130,508,391	(820,847)
Japanese Yen	24	3/19	2,662,440	2,665,050	(2,610)
Long Gilt Futures	51	3/19	7,933,518	7,969,975	(36,457)
U.S. Treasury Long-Term Bonds	1,405	3/19	195,672,182	196,568,281	(896,099)

					(10,412,418)

Net unrealized depreciation on open futures contracts					$(1,055,375)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

At November 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	94,000,000	USD	4,566,432	Citibank N.A.	12/19/18	$38,522
MXN	145,000,000	USD	7,258,710	JPMorgan Chase & Co.	12/19/18	(155,324)
BRL	77,442,700	USD	20,611,263	Barclays Bank PLC	1/18/19	(639,085)
BRL	251,120,000	USD	66,310,014	Barclays Bank PLC	1/18/19	(1,547,120)
COP	12,566,790,000	USD	4,053,803	Barclays Bank PLC	1/18/19	(177,339)
COP	29,791,557,100	USD	9,609,870	Barclays Bank PLC	1/18/19	(420,100)
IDR	638,655,130,000	USD	41,939,528	Barclays Bank PLC	1/18/19	2,398,611
INR	3,944,830,000	USD	52,927,294	Barclays Bank PLC	1/18/19	3,367,429
TWD	20,237,600	USD	656,383	Barclays Bank PLC	1/18/19	3,533
USD	29,872,365	CNH	208,300,000	Barclays Bank PLC	1/18/19	(46,970)
USD	3,483,249	EUR	3,000,000	Barclays Bank PLC	1/18/19	70,815
USD	141,858	JPY	16,000,000	Barclays Bank PLC	1/18/19	238
USD	3,419,157	MXN	70,000,000	Barclays Bank PLC	1/18/19	5,941
USD	66,281,605	PHP	3,638,595,000	Barclays Bank PLC	1/18/19	(2,902,963)
CAD	418,953,646	USD	323,229,291	Citibank N.A.	1/18/19	(7,500,059)
EUR	3,500,000	USD	4,021,856	Citibank N.A.	1/18/19	(40,683)
EUR	10,768,884	USD	12,341,410	Citibank N.A.	1/18/19	(92,043)
EUR	19,981,300	USD	22,767,233	Citibank N.A.	1/18/19	(38,946)
EUR	48,459,975	USD	55,538,039	Citibank N.A.	1/18/19	(415,890)
GBP	51,574,779	USD	68,469,129	Citibank N.A.	1/18/19	(2,561,454)
IDR	234,348,520,000	USD	15,102,695	Citibank N.A.	1/18/19	1,166,770
JPY	11,337,923,052	USD	101,919,229	Citibank N.A.	1/18/19	(1,563,965)
MXN	4,958,907,753	USD	259,975,766	Citibank N.A.	1/18/19	(18,178,256)
RUB	4,060,007,110	USD	61,492,898	Citibank N.A.	1/18/19	(1,251,195)
USD	5,775,408	BRL	21,719,000	Citibank N.A.	1/18/19	174,161
USD	71,361,812	CNY	497,820,000	Citibank N.A.	1/18/19	(330,225)
USD	1,500,000	EUR	1,308,897	Citibank N.A.	1/18/19	11,159
USD	3,014,596	EUR	2,609,604	Citibank N.A.	1/18/19	46,229
USD	6,889,823	EUR	6,000,000	Citibank N.A.	1/18/19	64,956
USD	7,146,213	EUR	6,200,000	Citibank N.A.	1/18/19	93,850
USD	75,212,900	EUR	64,520,000	Citibank N.A.	1/18/19	1,822,828
USD	3,696,985	MXN	75,000,000	Citibank N.A.	1/18/19	39,968
ZAR	284,980,000	USD	19,033,562	Citibank N.A.	1/18/19	1,409,207
BRL	353,200,000	USD	92,933,428	Goldman Sachs Group Inc.	1/18/19	(1,844,491)
IDR	468,311,070,000	USD	31,890,437	Goldman Sachs Group Inc.	1/18/19	621,697
USD	58,872,810	AUD	82,900,185	Goldman Sachs Group Inc.	1/18/19	(1,770,035)
USD	5,072,213	MXN	100,000,000	Goldman Sachs Group Inc.	1/18/19	196,190
USD	106,798,726	MXN	2,177,720,000	Goldman Sachs Group Inc.	1/18/19	612,585
BRL	141,270,000	USD	37,289,165	JPMorgan Chase & Co.	1/18/19	(856,169)
EUR	22,282,250	USD	25,555,089	JPMorgan Chase & Co.	1/18/19	(209,523)
IDR	651,699,510,000	USD	44,448,200	JPMorgan Chase & Co.	1/18/19	795,535

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,462,210	COP	46,199,529,000	JPMorgan Chase & Co.	1/18/19	$211,090
USD	127,442,921	EUR	108,990,641	JPMorgan Chase & Co.	1/18/19	3,468,478
USD	19,915,911	JPY	2,250,000,000	Citibank N.A.	2/12/19	(38,876)
ARS	92,270,000	USD	2,085,358	Citibank N.A.	3/26/19	35,082
ARS	180,890,000	USD	4,130,852	Goldman Sachs Group Inc.	3/26/19	26,149

Total						$(25,899,688)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At November 30, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
6,858,660,000MXN	4/5/21	28-Day MXN TIIE - Banxico every 28 days	7.351% every 28 days	$(41,681)	$(10,265,506)
93,558,000GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR - BBA semi-annually	45,417	62,131
458,118,000GBP	10/30/21	1.385% annually	3-Month GBP LIBOR - BBA annually	(164,305)	(162,953)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
4,754,000,000MXN	4/6/22	28-Day MXN TIIE - Banxico every 28 days	7.330% every 28 days	$(94,433)	$(10,143,129)
27,390,000	11/15/43	2.950% semi-annually	3-Month LIBOR - BBA quarterly	(335,824)	1,499,983
9,153,500EUR	8/23/47	1.498% annually	6-Month EURIBOR - Reuters semi-annually	(10,388)	(97,139)

Total				$(601,214)	$(19,106,613)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	707,924,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	$3,772,774
Citibank N.A.	144,200,000	BRL	1/2/20	BRL-CDI**	8.410%**	$25,477	743,823
Citibank N.A.	245,300,000	BRL	1/2/20	BRL-CDI**	8.410%**	163,449	1,204,194
Citibank N.A.	160,100,000	BRL	1/2/20	BRL-CDI**	8.410%**	66,452	822,650
Citibank N.A.	75,176,000	BRL	1/2/20	BRL-CDI**	8.410%**	58,824	358,660

Total						$314,202	$6,902,101

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.31 Index	$330,990,000	12/20/23	1.000% quarterly	$3,805,392	$5,816,933	$(2,011,541)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.29 Index	$15,810,000	12/20/22	5.000% quarterly	$(878,419)	$(894,721)	$16,302
Markit CDX.NA.HY.31 Index	48,930,000	12/20/23	5.000% quarterly	(2,200,920)	(3,437,390)	1,236,470

Total	$64,740,000			$(3,079,339)	$(4,332,111)	$1,252,772

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$365,487,897	—	$365,487,897
Collateralized Mortgage Obligations	—	331,275,699	—	331,275,699
Corporate Bonds & Notes	—	291,122,720	—	291,122,720
Senior Loans:
Industrials	—	21,781,568	$3,168,060	24,949,628
Other Senior Loans	—	188,581,745	—	188,581,745
Asset-Backed Securities	—	103,670,012	—	103,670,012
U.S. Government & Agency Obligations	—	85,711,695	—	85,711,695
Purchased Options:
Exchange-Traded Purchased Options	$828,923	—	—	828,923
OTC Purchased Options	—	4,198,347	—	4,198,347
Preferred Stocks:
Financials	841,271	—	—	841,271
Industrials	—	—	12,285	12,285
Common Stocks	—	—	5,143	5,143

Total Long-Term Investments	1,670,194	1,391,829,683	3,185,488	1,396,685,365

Short-Term Investments†:
U.S. Government Agencies	—	172,462,118	—	172,462,118
Sovereign Bonds	—	20,965,415	—	20,965,415
Overnight Deposits	—	6,418,703	—	6,418,703

Total Short-Term Investments	—	199,846,236	—	199,846,236

Total Investments	$1,670,194	$1,591,675,919	$3,185,488	$1,596,531,601

Other Financial Instruments:
Futures Contracts	$11,432,864	—	—	$11,432,864
Forward Foreign Currency Contracts	—	$16,681,023	—	16,681,023
Centrally Cleared Interest Rate Swaps	—	1,562,114	—	1,562,114

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	$1,252,772	—	$1,252,772
OTC Interest Rate Swaps‡	—	7,216,303	—	7,216,303

Total Other Financial Instruments	$11,432,864	$26,712,212	—	$38,145,076

Total	$13,103,058	$1,618,388,131	$3,185,488	$1,634,676,677

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$198,108	—	$198,108
Futures Contracts	$12,488,239	—	—	12,488,239
Forward Foreign Currency Contracts	—	42,580,711	—	42,580,711
Centrally Cleared Interest Rate Swaps	—	20,668,727	—	20,668,727
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,011,541	—	2,011,541

Total	$12,488,239	$65,459,087	—	$77,947,326

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premiums paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019